Other notes (Tables)	12 Months Ended
Jun. 30, 2024
Other notes [Abstract]
Information About Subsidiaries

6.1	Information about subsidiaries

The table below lists the controlled entities of Carbon Revolution PLC.

		Country of	% equity interest
Name	Principal activities	incorporation	2024	2023
Carbon Revolution Pty Ltd	Carbon fiber wheels	Australia	100*	-
Carbon Revolution Operations Pty Ltd	Carbon fiber wheels	Australia	100	100
Carbon Revolution Technology Pty Ltd	N/A	Australia	100	100
Carbon Revolution (USA) LLC	Carbon fiber wheels	United States	100	100
Carbon Revolution (UK) Limited	Carbon fiber wheels	United Kingdom	-**	100
Poppettell Merger Sub	Twin Ridge merged with and into this entity	Cayman Islands	100	-

* Carbon Revolution Pty Ltd, formerly Carbon Revolution Limited, was the ultimate parent of the Carbon Revolution group of companies in 2023.
** Carbon Revolution (UK) Limited was liquidated on August 15, 2023.

Directors and Key Management Personnel
6.2	Directors and Key management personnel

	2024 $	2023 $	2022 $
Compensation by category
Short-term employment benefits	2,297,211	2,211,445	2,195,825
Share-based payment	91,111	-	-
Post-employment benefits	87,701	99,352	96,132
	2,476,023	2,310,797	2,291,957

Accounting Standards Issued but Not Yet Effective
6.6	Accounting standards issued but not yet effective at June 30, 2024

At the date of authorization of the consolidated financial statements, other Standards and Interpretations issued but not yet effective and relevant for Carbon Revolution were listed below.

Standard and Interpretation	Effective for annual reporting periods beginning on or after	Expected to be initially applied in the financial year ending
Classification of Liabilities as Current or Non-current– Amendments to IAS 1	1 January 2024	30 June 2025
Lease Liability in a Sale and Leaseback – Amendments to IFRS 16	1 January 2024	30 June 2025
Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7	1 January 2024	30 June 2025
Lack of Exchangeability – Amendments to IAS 21	1 January 2025	30 June 2026

Fair Value of Equity Consideration Issued
Fair value of equity consideration issued	$
506,473 ordinary shares issued to Twin Ridge shareholders		(10,653,571)
Settlement of pre-existing relationship		(809,364)
Total consideration		(11,462,935)

Twin Ridge net assets acquired / (liabilities assumed)
Net cash proceeds from Twin Ridge		1,085,063
Warrant liabilities		(1,447,861)
Payables		(13,888,485)
Settlement of pre-existing relationship		809,364
Net liabilities assumed by CRL		(13,441,919)
IFRS 2 - Listing expenses		24,904,854